UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2021

Item 1.

Reports to Stockholders

Fidelity® SAI Municipal Money Market Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2021

Days	% of fund's investments
1 - 7	82.6
8 - 30	1.0
31 - 60	6.2
61 - 90	2.6
91 - 180	7.1
> 180	0.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Variable Rate Demand Notes (VRDNs)	38.1%
Tender Option Bond	26.1%
Other Municipal Security	18.2%
Investment Companies	16.7%
Net Other Assets (Liabilities)	0.9%

Current 7-Day Yields

3/31/21
Fidelity® SAI Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2021, the most recent period shown in the table, would have been (0.04)%.

Schedule of Investments March 31, 2021

Showing Percentage of Net Assets

Variable Rate Demand Note - 38.1%
	Principal Amount	Value
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.11% 4/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	$1,300,000	$1,300,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.13% 4/7/21, VRDN (a)(b)	500,000	500,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Series 2016 C, 0.09% 4/7/21 (Liquidity Facility Bank of America NA), VRDN (a)	905,000	905,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.15% 4/7/21, VRDN (a)	200,000	200,000
District Of Columbia - 1.2%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A, 0.09% 4/7/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	5,200,000	5,200,000
Florida - 0.8%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 0.1% 4/1/21, VRDN (a)(b)	1,800,000	1,800,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.12% 4/1/21, VRDN (a)(b)	1,300,000	1,300,000
FNMA Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 0.09% 4/7/21, LOC Fannie Mae, VRDN (a)(b)	395,000	395,000
		3,495,000
Georgia - 3.8%
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 0.14% 4/1/21, VRDN (a)	1,300,000	1,300,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 0.11% 4/1/21, VRDN (a)	1,400,000	1,400,000
Series 2010 A, 0.14% 4/7/21, LOC Truist Bank, VRDN (a)	1,600,000	1,600,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 0.12% 4/1/21, VRDN (a)(b)	12,550,000	12,550,000
		16,850,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 0.13% 4/7/21, VRDN (a)(b)	100,000	100,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.15% 4/7/21, VRDN (a)	200,000	200,000
		300,000
Iowa - 5.3%
Iowa Fin. Auth. Econ. Dev. Rev.:
Series 2009 A, 0.08% 4/7/21, VRDN (a)	20,000,000	20,000,000
Series 2011 A, 0.08% 4/7/21, VRDN (a)	1,300,000	1,300,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2016 B, 0.12% 4/7/21, VRDN (a)(b)	1,000,000	1,000,000
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 0.11% 4/7/21, VRDN (a)(b)	1,400,000	1,400,000
		23,700,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.19% 4/7/21, VRDN (a)	100,000	100,000
Series 2007 B, 0.19% 4/7/21, VRDN (a)	500,000	500,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.15% 4/7/21, VRDN (a)	1,000,000	1,000,000
		1,600,000
Kentucky - 2.0%
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 0.09% 4/7/21 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	8,900,000	8,900,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.14% 4/7/21, VRDN (a)	200,000	200,000
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.07% 4/7/21, LOC Freddie Mac, VRDN (a)	525,000	525,000
		725,000
Michigan - 0.4%
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2018 C, 0.11% 4/7/21, LOC Bank of America NA, VRDN (a)(b)	1,400,000	1,400,000
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.09% 4/7/21, LOC MUFG Bank Ltd., VRDN (a)	400,000	400,000
		1,800,000
Minnesota - 3.8%
FNMA Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.08% 4/7/21, LOC Fannie Mae, VRDN (a)(b)	16,815,000	16,815,000
Nebraska - 1.8%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2016 B, 0.1% 4/7/21 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,970,000	7,970,000
Stanton County Indl. Dev. Rev. Series 1998, 0.17% 4/7/21, VRDN (a)(b)	200,000	200,000
		8,170,000
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2008 C1, 0.12% 4/7/21, LOC Bank of America NA, VRDN (a)(b)	3,300,000	3,300,000
Series 2008 C3, 0.09% 4/7/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	1,100,000	1,100,000
		4,400,000
New Jersey - 0.3%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.09% 4/7/21, LOC Citibank NA, VRDN (a)(b)	1,500,000	1,500,000
New York - 4.8%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Related-Upper East Proj.) Series A, 0.1% 4/7/21, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	2,900,000	2,900,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.09% 4/7/21, LOC Citibank NA, VRDN (a)(b)	4,465,000	4,465,000
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.11% 4/7/21, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (La Casa del Sol Proj.) Series 2005 A, 0.09% 4/7/21, LOC Citibank NA, VRDN (a)(b)	3,850,000	3,850,000
		21,215,000
Ohio - 0.0%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.08% 4/7/21, LOC Northern Trust Co., VRDN (a)	100,000	100,000
Pennsylvania - 4.4%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.09% 4/1/21, VRDN (a)	5,500,000	5,500,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.08% 4/7/21, LOC RBS Citizens NA, VRDN (a)	7,625,000	7,625,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Series 2009 C, 0.09% 4/7/21, LOC MUFG Bank Ltd., VRDN (a)	500,000	500,000
Philadelphia Arpt. Rev. Series 2005 C1, 0.09% 4/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,000,000	6,000,000
		19,625,000
South Carolina - 3.5%
Berkeley County Indl. Dev. Rev. Series A, 0.17% 4/7/21, VRDN (a)(b)	800,000	800,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.09% 4/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	15,000,000	15,000,000
		15,800,000
Tennessee - 0.2%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 0.09% 4/7/21, VRDN (a)(b)	1,100,000	1,100,000
Texas - 2.1%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.09% 4/7/21, LOC Citibank NA, VRDN (a)(b)	4,600,000	4,600,000
Texas Gen. Oblig.:
Series 2001 A2, 0.1% 4/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	2,150,000	2,150,000
Series 2006 D, 0.1% 4/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	755,000	755,000
Series 2007 B, 0.1% 4/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	1,835,000	1,835,000
		9,340,000
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.11% 4/7/21, VRDN (a)	700,000	700,000
Washington - 0.0%
Port of Seattle Rev. Series 1997, 0.11% 4/7/21, LOC Bank of America NA, VRDN (a)(b)	100,000	100,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.12% 4/7/21, VRDN (a)(b)	700,000	700,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.13% 4/7/21, VRDN (a)(b)	1,000,000	1,000,000
		1,700,000
Wisconsin - 0.5%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 0.1% 4/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	2,300,000	2,300,000
Wyoming - 0.4%
Converse County Envir. Impt. Rev. Series 1995, 0.12% 4/7/21, VRDN (a)(b)	1,700,000	1,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $170,040,000)		170,040,000

Tender Option Bond - 26.1%
Alabama - 0.0%
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.09% 4/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Arizona - 0.3%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	300,000	300,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.11% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	400,000	400,000
Series XF 08 46, 0.14% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	500,000	500,000
		1,200,000
California - 1.1%
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3268 X, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	500,000	500,000
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 20 XM 09 02, 0.09% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	2,665,000	2,665,000
Series XL 01 61, 0.1% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	500,000	500,000
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	800,000	800,000
Univ. of California Revs. Participating VRDN Series Floaters ZF 26 70, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	300,000	300,000
		4,765,000
Colorado - 0.6%
Colorado Health Facilities Auth. Participating VRDN Series XM 08 41, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	300,000	300,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series MIZ 90 22, 0.16% 4/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	100,000	100,000
Denver City & County Arpt. Rev.:
Bonds Series G-114, 0.3%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
Participating VRDN Series Floaters XG 01 96, 0.13% 4/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	2,100,000	2,100,000
		2,600,000
Connecticut - 0.9%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 016, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,000,000	3,000,000
Series XM 08 57, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	200,000	200,000
Series XM 08 58, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.23%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	200,000	200,000
Participating VRDN:
Series Floaters YX 10 77, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series ROC II R 14073, 0.11% 4/7/21 (Liquidity Facility Citibank NA) (a)(d)(e)	400,000	400,000
Series XM 08 67, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
		4,100,000
District Of Columbia - 0.1%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	200,000	200,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN Series XG 02 67, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	175,000	175,000
		375,000
Florida - 0.9%
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 0.11% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	500,000	500,000
Broward County Port Facilities Rev.:
Bonds Series G 115, 0.3%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	200,000	200,000
Participating VRDN:
Series XF 08 17, 0.12% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	300,000	300,000
Series XF 09 52, 0.11% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	100,000	100,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XG 02 75, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	200,000	200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 0.3%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
Participating VRDN:
Series XF 28 77, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
Series XL 01 66, 0.1% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	400,000	400,000
Series XM 08 90, 0.1% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	500,000	500,000
Series XM 08 96, 0.1% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	200,000	200,000
Series ZF 08 22, 0.13% 4/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	300,000	300,000
Series ZF 09 74, 0.1% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	100,000	100,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.35% 5/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	580,000	580,000
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.09% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.25%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	200,000	200,000
		4,080,000
Georgia - 0.3%
Atlanta Arpt. Rev. Participating VRDN Series XM 07 97, 0.17% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	100,000	100,000
Brookhaven Dev. Auth. Rev. Participating VRDN Series XM 08 25, 0.08% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,350,000	1,350,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series XF 08 23, 0.13% 4/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	75,000	75,000
		1,525,000
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 0.11% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
Illinois - 1.8%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 86, 0.13% 4/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	200,000	200,000
Series XF 28 66, 0.11% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	100,000	100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.2% 5/12/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	745,000	745,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 13, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	400,000	400,000
Series Floaters XF 10 43, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series Floaters XX 10 81, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Series Floaters YX 10 72, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series XF 28 41, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series YX 11 50, 0.1% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series MS 16 XF 2212, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	5,575,000	5,575,000
		8,220,000
Indiana - 0.4%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	1,000,000	1,000,000
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.2% 5/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	590,000	590,000
		1,590,000
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 0.1% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	100,000	100,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.16% 4/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	200,000	200,000
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 24 85, 0.1% 4/7/21 (Liquidity Facility Citibank NA) (a)(d)(e)	400,000	400,000
Series XM 08 39, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.25%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
		800,000
Louisiana - 0.1%
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.11% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
Maryland - 1.6%
Maryland Gen. Oblig. Participating VRDN Series DB 80 76, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	7,200,000	7,200,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.23%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	200,000	200,000
Michigan - 2.1%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	9,300,000	9,300,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
		9,400,000
Missouri - 2.4%
Kansas City Indl. Dev. Auth. Participating VRDN Series YX 11 59, 0.11% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	165,000	165,000
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Series Floaters XG 01 84, 0.1% 4/7/21 (Liquidity Facility Citibank NA) (a)(d)(e)	100,000	100,000
Missouri Health and Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	10,100,000	10,100,000
		10,465,000
Nebraska - 0.0%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.11% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	200,000	200,000
Nevada - 1.4%
Las Vegas Convention & Visitors Auth. Participating VRDN:
Series XF 28 06, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,205,000	3,205,000
Series XG 02 93, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,925,000	2,925,000
		6,130,000
New Jersey - 0.8%
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	200,000	200,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 08 37, 0.09% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	165,000	165,000
Series XM 09 26, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,125,000	2,125,000
Series YX 11 38, 0.08% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,000,000	1,000,000
		3,490,000
New York - 2.3%
New York City Gen. Oblig. Participating VRDN Series XM 09 25, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	500,000	500,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 002, 0.2% 5/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	400,000	400,000
Series Floaters E99, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	400,000	400,000
Series XF 29 12, 0.08% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,000,000	1,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 14005, 0.08% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	400,000	400,000
New York Dorm. Auth. Rev. Participating VRDN Series E-146, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	900,000	900,000
New York Liberty Dev. Corp. Participating VRDN 0.1% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	200,000	200,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.1% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	100,000	100,000
Series XG 02 90, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	6,500,000	6,500,000
		10,400,000
New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF0407, 0.1% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	400,000	400,000
Series 20 XF 09 86, 0.1% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	100,000	100,000
Series Floaters XF 05 65, 0.08% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	400,000	400,000
Series Floaters XM 06 16, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
Series Putters 15 XM013, 0.1% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,215,000	1,215,000
Series ROC 14086, 0.1% 4/7/21 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	200,000	200,000
Series XF 09 38, 0.1% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	300,000	300,000
		2,915,000
Ohio - 0.3%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	300,000	300,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.15% 4/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	400,000	400,000
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	195,000	195,000
Montgomery County Hosp. Rev. Participating VRDN Series Floaters E 132, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	300,000	300,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.2% 5/12/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.25%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
		1,495,000
Oklahoma - 0.3%
Norman Reg'l. Hosp. Auth. Hosp. Rev. Participating VRDN Series XF 28 84, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,370,000	1,370,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
		1,470,000
Oregon - 0.0%
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 0.11% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	100,000	100,000
Pennsylvania - 0.2%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 0.12% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	500,000	500,000
Series Floaters YX 10 49, 0.13% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.22%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
		700,000
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters BAML 50 04, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	300,000	300,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 28 83, 0.15% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	100,000	100,000
South Carolina Ports Auth. Ports Rev. Participating VRDN:
Series XF 08 20, 0.13% 4/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	100,000	100,000
Series ZF 08 24, 0.13% 4/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	100,000	100,000
		600,000
Tennessee - 0.9%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XG 02 68, 0.12% 4/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	4,045,000	4,045,000
Series YX 11 39, 0.11% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	100,000	100,000
		4,145,000
Texas - 0.3%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.25%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series YX 11 32, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series E 141, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,000,000	1,000,000
Series XG 02 78, 0.12% 4/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
		1,500,000
Virginia - 0.8%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.2% 5/12/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	500,000	500,000
Roanoke Econ. Dev. Authority. Participating VRDN Series 20 XG 02 97, 0.08% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,340,000	2,340,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.13% 4/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	290,000	290,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.25%, tender 8/2/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Series ZF 09 16, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
		3,430,000
Washington - 5.0%
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	500,000	500,000
Series Floaters ZM 06 69, 0.2% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	300,000	300,000
Series XF 26 30, 0.1% 4/7/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(e)	300,000	300,000
Series XF 28 28, 0.12% 4/7/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(e)	200,000	200,000
Series XM 08 75, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	100,000	100,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 0.13% 4/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	200,000	200,000
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,200,000	7,200,000
Series Floaters XM 06 81, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,835,000	4,835,000
Series XG 02 87, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,100,000	2,100,000
Series XG 02 92, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,380,000	4,380,000
Series XG 02 96, 0.09% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,000,000	2,000,000
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.1% 4/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
		22,215,000
TOTAL TENDER OPTION BOND
(Cost $116,110,000)		116,110,000

Other Municipal Security - 18.2%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2021, 0.14% 6/7/21, CP	700,000	699,974
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.13% 7/6/21, CP	600,000	600,032
California - 0.5%
California Gen. Oblig.:
Series A4, 0.12% 6/1/21, LOC Toronto-Dominion Bank, CP	1,000,000	999,966
Series A7, 0.12% 6/2/21, LOC State Street Bank & Trust Co., Boston, CP	700,000	699,976
Los Angeles County Gen. Oblig. Series D, 0.12% 6/2/21, LOC State Street Bank & Trust Co., Boston, CP	400,000	399,993
		2,099,935
Colorado - 0.1%
Colorado Ed. Ln. Prog. TRAN Series 2020 A:
3% 6/29/21	105,000	105,744
4% 6/29/21	290,000	292,763
		398,507
Connecticut - 0.1%
Connecticut Hsg. Fin. Auth. Bonds Series E4, 0.375%, tender 11/15/21 (a)	300,000	300,079
District Of Columbia - 0.2%
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2021 B, 0.14% 9/23/21, LOC TD Banknorth, NA, CP	900,000	900,000
Florida - 4.0%
Broward County School District TAN Series 2020, 2% 6/30/21	220,000	221,038
Florida Local Govt. Fin. Cmnty. Series 2021, 0.09% 4/1/21, LOC JPMorgan Chase Bank, CP	600,000	600,001
Jacksonville Gen. Oblig. Series A, 0.1% 4/6/21, LOC Bank of America NA, CP	2,100,000	2,100,007
Miami-Dade County Series A1, 0.11% 5/6/21, LOC Bank of America NA, CP (b)	15,000,000	14,999,852
		17,920,898
Georgia - 2.1%
Atlanta Arpt. Rev.:
Series 2021 K2, 0.18% 7/6/21, LOC PNC Bank NA, CP (b)	200,000	200,000
Series 2021 L2, 0.15% 8/2/21, LOC JPMorgan Chase Bank, CP (b)	300,000	300,000
Series J2, 0.14% 8/4/21, LOC Bank of America NA, CP (b)	2,600,000	2,599,910
Series K1, 0.18% 7/6/21, LOC PNC Bank NA, CP	1,700,000	1,700,135
Series K2:
0.22% 7/6/21, LOC PNC Bank NA, CP (b)	3,800,000	3,800,302
0.24% 7/6/21, LOC PNC Bank NA, CP (b)	215,000	215,034
Series L2, 0.14% 8/2/21, LOC JPMorgan Chase Bank, CP (b)	700,000	700,024
		9,515,405
Hawaii - 0.2%
Honolulu City & County Gen. Oblig.:
Series 2021, 0.15% 7/7/21, LOC Sumitomo Mitsui Banking Corp., CP	200,000	200,005
Serise 2021 B1, 0.15% 7/7/21, LOC Sumitomo Mitsui Banking Corp., CP	600,000	600,016
		800,021
Illinois - 0.3%
Chicago Midway Arpt. Rev. Series 2021 A, 0.14% 6/15/21, LOC JPMorgan Chase Bank, CP (b)	300,000	300,000
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2012 B:
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100) (b)	200,000	206,947
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100) (b)	725,000	750,183
		1,257,130
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 5, 0.17% tender 4/1/21 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	1,400,000	1,400,000
Massachusetts Gen. Oblig. RAN Series A, 2% 4/21/21	700,000	700,731
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2021:
0.13% tender 4/5/21, CP mode	400,000	399,999
0.16% tender 4/1/21, CP mode	1,000,000	1,000,000
0.16% tender 4/7/21, CP mode	100,000	100,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021, 0.15% 9/16/21, LOC State Street Bank & Trust Co., Boston, CP	600,000	599,972
		4,200,702
Michigan - 0.7%
Michigan Bldg. Auth. Rev. Series 2021 8, 0.13% 6/10/21, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	2,800,000	2,800,000
Michigan Fin. Auth. Rev. Bonds Series 2015 D2, SIFMA Municipal Swap Index + 0.500% 0.55%, tender 8/9/21 (a)(g)	100,000	100,011
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	100,000	100,000
		3,000,011
Nebraska - 0.3%
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.11% 7/8/21, CP	300,000	299,984
0.12% 5/11/21, CP	300,000	300,003
0.12% 8/3/21, CP	500,000	499,949
0.13% 6/9/21, CP	500,000	499,990
		1,599,926
New York - 0.1%
Three Village Central School District TAN Series 2020, 2% 6/25/21	300,000	301,195
New York And New Jersey - 2.0%
Port Auth. of New York & New Jersey:
Bonds Series 185, 5% 9/1/21 (b)	110,000	112,125
Series 2021:
0.12% 6/16/21, CP	200,000	200,000
0.14% 4/7/21, CP	300,000	300,004
0.14% 4/14/21, CP	700,000	700,016
0.14% 6/23/21, CP	470,000	470,000
0.14% 6/30/21, CP	470,000	470,000
0.14% 7/7/21, CP	700,000	700,000
0.15% 4/12/21, CP (b)	1,100,000	1,100,025
0.15% 7/6/21, CP (b)	1,800,000	1,800,000
0.15% 7/16/21, CP (b)	1,200,000	1,200,000
0.15% 8/4/21, CP (b)	1,000,000	1,000,000
0.17% 6/3/21, CP (b)	600,000	600,000
0.25% 12/8/21, CP	100,000	100,000
		8,752,170
North Carolina - 0.1%
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2012 A, 5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	300,000	314,526
Ohio - 0.5%
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 2021 B5, 0.13% tender 7/6/21, CP mode	1,000,000	1,000,000
Series 2021 B6, 0.13% tender 7/6/21, CP mode	500,000	500,000
Series B6, 0.14% tender 6/17/21, CP mode	600,000	600,000
		2,100,000
Pennsylvania - 0.6%
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2011 A, 5.125% 5/1/21 (Pre-Refunded to 5/1/21 @ 100)	100,000	100,360
Philadelphia Gen. Oblig. TRAN Series 2020 A, 4% 6/30/21	1,100,000	1,110,600
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 2014 B1, 0.19% tender 4/1/21, CP mode	600,000	600,000
Series 2014 B2, 0.15% tender 6/30/21, CP mode	700,000	700,143
		2,511,103
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2020 A:
0.13% 6/2/21, LOC Barclays Bank PLC, CP	400,000	399,986
0.14% 7/1/21, LOC Barclays Bank PLC, CP	200,000	200,000
		599,986
Texas - 4.2%
Austin Elec. Util. Sys. Rev. Series A, 0.09% 4/6/21 (Liquidity Facility JPMorgan Chase Bank), CP	400,000	400,003
Brownsville Util. Sys. Rev. Series A, 0.25% 4/29/21, LOC Bank of America NA, CP	100,000	100,009
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series 2012 D:
5% 11/1/21 (Pre-Refunded to 11/1/21 @ 100) (b)	125,000	128,437
5% 11/1/21 (Pre-Refunded to 11/1/21 @ 100) (b)	200,000	205,499
Garland Series 2021, 0.13% 5/27/21, LOC Citibank NA, CP	300,000	300,005
Garland Util. Sys. Rev. Series 2018, 0.1% 5/6/21, LOC Bank of America NA, CP	400,000	399,992
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2009 C1, 0.1% tender 7/1/21, CP mode	1,070,000	1,069,872
Series 2016 B2, 0.21% tender 4/1/21, CP mode	600,000	600,000
Series C1, 0.24% tender 4/6/21, CP mode	400,000	400,000
Harris County Gen. Oblig.:
Series A1:
0.1% 5/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	300,000	299,991
0.1% 5/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	300,000	299,994
Series C, 0.11% 5/5/21 (Liquidity Facility Bank of America NA), CP	700,000	700,000
Series D, 0.11% 5/5/21 (Liquidity Facility JPMorgan Chase Bank), CP	1,000,000	1,000,000
Series D2, 0.15% 5/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	500,000	500,000
Harris County Metropolitan Trans. Auth.:
Series A1, 0.13% 6/16/21 (Liquidity Facility JPMorgan Chase Bank), CP	800,000	799,949
Series A3, 0.19% 4/8/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,100,000	1,100,029
Houston Arpt. Sys. Rev. Series A, 0.12% 5/13/21, LOC Sumitomo Mitsui Banking Corp., CP (b)	300,000	299,989
Houston Gen. Oblig. Series 2021 E1, 0.1% 4/8/21, LOC Citibank NA, CP	400,000	400,004
Houston Util. Sys. Rev.:
Series 2021 B3, 0.11% 5/6/21, LOC Sumitomo Mitsui Banking Corp., CP	700,000	700,014
Series 2021:
0.1% 5/3/21, LOC PNC Bank NA, CP	500,000	500,005
0.12% 4/29/21, LOC PNC Bank NA, CP	200,000	200,000
Lower Colorado River Auth. Rev.:
Series 2021, 0.16% 9/14/21, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	500,000	500,000
Series B, 0.19% 5/6/21, LOC State Street Bank & Trust Co., Boston, CP	100,000	100,010
Texas Gen. Oblig.:
Bonds:
Series 2013 B, 5.25% 8/1/21 (b)	170,000	172,752
Series 2014, 5% 4/1/21	200,000	200,000
TRAN Series 2020, 4% 8/26/21	5,200,000	5,281,856
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A, 5% 4/1/21	300,000	300,000
Univ. of Texas Board of Regents Sys. Rev. Series A, 0.12% 5/21/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	700,000	699,990
Univ. of Texas Permanent Univ. Fund Rev. Series A:
0.12% 5/13/21, CP	500,000	500,006
0.12% 5/18/21, CP	800,000	800,010
		18,958,416
Virginia - 0.1%
Virginia Commonwealth Trans. Board Rev. Bonds Series 2011, 5% 5/15/21 (Pre-Refunded to 5/15/21 @ 100)	430,000	432,345
Washington - 0.5%
King County Gen. Oblig. Series A:
0.11% 6/17/21, CP	600,000	599,987
0.12% 8/4/21, CP	400,000	399,986
Port of Seattle Rev.:
Bonds Series 2017 C, 5% 5/1/21 (b)	625,000	627,090
Series 2021 B1, 0.13% 5/26/21, LOC Bank of America NA, CP (b)	500,000	500,008
		2,127,071
Wisconsin - 0.4%
Wisconsin Gen. Oblig.:
Series 2005 A, 0.11% 5/6/21 (Liquidity Facility PNC Bank NA), CP	300,000	299,997
Series 2013 A, 0.14% 8/4/21 (Liquidity Facility PNC Bank NA), CP	1,400,000	1,399,855
		1,699,852
TOTAL OTHER MUNICIPAL SECURITY
(Cost $81,085,975)		81,089,284
	Shares	Value

Investment Company - 16.7%
Fidelity Municipal Cash Central Fund 0.09% (h)(i)
(Cost $74,432,003)	74,423,214	74,438,100
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $441,667,978)		441,677,384
NET OTHER ASSETS (LIABILITIES) - 0.9%		4,150,464
NET ASSETS - 100%		$445,827,848

Security Type Abbreviations

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,300,000 or 0.5% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,500,000 or 0.3% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.25%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada)	11/2/20	$100,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.3%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	3/1/21	$200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.23%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada)	10/1/20	$200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.3%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.3%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada)	10/1/20	$100,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.25%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada)	11/2/20	$100,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.23%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/12/20	$200,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.25%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.22%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada)	6/3/20	$100,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.25%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada)	1/4/21	$200,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.25%, tender 8/2/21 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$60,208
Total	$60,208

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Municipal Cash Central Fund was $43,616,000. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Municipal Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Municipal Cash Central Fund were $318,835,000 and $288,021,000, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$170,040,000	$--	$170,040,000	$--
Tender Option Bond	116,110,000	--	116,110,000	--
Other Municipal Security	81,089,284	--	81,089,284	--
Investment Company	74,438,100	74,438,100	--	--
Total Investments in Securities:	$441,677,384	$74,438,100	$367,239,284	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $367,235,975)	$367,239,284
Fidelity Central Funds (cost $74,432,003)	74,438,100
Total Investment in Securities (cost $441,667,978)		$441,677,384
Cash		1,501
Receivable for investments sold		3,785,000
Receivable for fund shares sold		135,894
Interest receivable		287,884
Distributions receivable from Fidelity Central Funds		4,105
Prepaid expenses		107
Receivable from investment adviser for expense reductions		2,906
Other receivables		126
Total assets		445,894,907
Liabilities
Accrued management fee	$31,221
Audit Fee Payable	34,571
Other payables and accrued expenses	1,267
Total liabilities		67,059
Net Assets		$445,827,848
Net Assets consist of:
Paid in capital		$445,793,998
Total accumulated earnings (loss)		33,850
Net Assets		$445,827,848
Net Asset Value, offering price and redemption price per share ($445,827,848 ÷ 445,635,164 shares)		$1.0004

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended March 31, 2021
Investment Income
Interest		$503,586
Income from Fidelity Central Funds		59,082
Total income		562,668
Expenses
Management fee	$389,867
Custodian fees and expenses	4,991
Independent trustees' fees and expenses	724
Registration fees	21,876
Audit	38,888
Legal	231
Miscellaneous	708
Total expenses before reductions	457,285
Expense reductions	(124,061)
Total expenses after reductions		333,224
Net investment income (loss)		229,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,122
Fidelity Central Funds	2,003
Capital gain distributions from Fidelity Central Funds	1,126
Total net realized gain (loss)		36,251
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,310
Fidelity Central Funds	6,097
Total change in net unrealized appreciation (depreciation)		12,407
Net increase in net assets resulting from operations		$278,102

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended March 31, 2021	Year ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,444	$3,368,437
Net realized gain (loss)	36,251	10,240
Change in net unrealized appreciation (depreciation)	12,407	(47,259)
Net increase in net assets resulting from operations	278,102	3,331,418
Distributions to shareholders	(245,384)	(3,376,686)
Share transactions
Proceeds from sales of shares	337,014,070	66,131,356
Reinvestment of distributions	245,384	3,376,686
Cost of shares redeemed	(26,262,597)	(230,174,797)
Net increase (decrease) in net assets and shares resulting from share transactions	310,996,857	(160,666,755)
Total increase (decrease) in net assets	311,029,575	(160,712,023)
Net Assets
Beginning of period	134,798,273	295,510,296
End of period	$445,827,848	$134,798,273
Other Information
Shares
Sold	336,872,955	66,131,356
Issued in reinvestment of distributions	245,267	3,376,493
Redeemed	(26,251,856)	(230,210,210)
Net increase (decrease)	310,866,366	(160,702,361)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Money Market Fund

Years ended March 31,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0001	$.9999	$1.0000
Income from Investment Operations
Net investment income (loss)	.0013	.0142	.0146	.0023
Net realized and unrealized gain (loss)	.0002	.0001B	.0002	(.0001)
Total from investment operations	.0015	.0143	.0148	.0022
Distributions from net investment income	(.0013)	(.0142)	(.0146)	(.0023)
Distributions from net realized gain	(.0001)	–	–	–
Total distributions	(.0013)C	(.0142)	(.0146)	(.0023)
Net asset value, end of period	$1.0004	$1.0002	$1.0001	$.9999
Total ReturnD,E	.15%	1.44%	1.49%	.23%
Ratios to Average Net AssetsF,G
Expenses before reductions	.16%	.19%	.21%	.23%H,I
Expenses net of fee waivers, if any	.12%	.14%	.14%	.14%H
Expenses net of all reductions	.12%	.14%	.14%	.14%H
Net investment income (loss)	.08%	1.41%	1.46%	1.09%H
Supplemental Data
Net assets, end of period (000 omitted)	$445,828	$134,798	$295,510	$265,304

 A For the period January 11, 2018 (commencement of operations) to March 31, 2018.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Audit fees are not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2021

1. Organization.

Fidelity SAI Municipal Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of March 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,325
Gross unrealized depreciation	(919)
Net unrealized appreciation (depreciation)	$9,406
Tax Cost	$441,667,978

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$131
Undistributed long-term capital gain	$24,313
Net unrealized appreciation (depreciation) on securities and other investments	$9,406

The tax character of distributions paid was as follows:

	March 31, 2021	March 31, 2020
Tax-exempt Income	$229,009	$3,368,719
Ordinary Income	–	7,967
Long-term Capital Gains	16,375	–
Total	$245,384	$ 3,376,686

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .14% of the Fund's average net assets. During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Money Market Fund	93,655,000	46,270,000

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets. This reimbursement will remain in place through July 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $67,329.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $56,285.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $447.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Tax-Sensitive Short Duration Fund was the owner of record of approximately 100% of the total outstanding shares of the Fund.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Municipal Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Municipal Money Market Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statement of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the three years in the period ended March 31, 2021 and for the period January 11, 2018 (commencement of operations) to March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the three years in the period ended March 31, 2021 and for the period January 11, 2018 (commencement of operations) to March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

May 14, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 176 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity SAI Municipal Money Market Fund	.11%
Actual		$1,000.00	$1,000.20	$.55-C
Hypothetical-D		$1,000.00	$1,024.39	$.55-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .14% and the expenses paid in the actual and hypothetical examples above would have been $.70 and $.71, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity SAI Municipal Money Market Fund voted to pay on May 17, 2021, to shareholders of record at the opening of business on May 14, 2021, a distribution of $.00006 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2021, $28,277, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2021, 100% of the fund's income dividends was free from federal income tax, and 50.87% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

OMM-ANN-0521
1.9885508.103

Item 2.

Code of Ethics

As of the end of the period, March 31, 2021, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Municipal Money Market Fund (the “Fund”):

Services Billed by PwC

March 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Municipal Money Market Fund	$32,300	$2,400	$1,900	$1,300

March 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Municipal Money Market Fund	$33,100	$2,800	$1,900	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2021A	March 31, 2020A
Audit-Related Fees	$9,015,700	$8,884,200
Tax Fees	$14,300	$17,700
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2021A	March 31, 2020A
PwC	$14,156,300	$14,228,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 20, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 20, 2021